Asset Retirement Obligation (Asset Retirement Obligation Transactions) (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Balance	$ 1,998	$ 2,179	$ 2,179	$ 2,270
Accretion expense	63	$ 67	132	141
Liabilities incurred			12	7
Liabilities settled			(83)	(41)
Liabilities sold properties	(50)		(55)
Revisions in estimated liabilities			(187)	(198)
Balance	$ 2,011		$ 1,998	$ 2,179